SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 18	-	SEGMENT REPORTING

A.	General information:

The operations of the Company are conducted through two different core activities: Location based services ("Telematics services") and Wireless communications products ("Telematics products"). These activities also represent the reportable segments of the Company.

The reportable segments are viewed and evaluated separately to determine key operating decisions and to assess their performance by the Company's Co-Chief Executive Officers which have been determined to be the company's Chief Operating Decision Maker (the “CODMs”), since the marketing strategies, processes and expected long term financial performances of the segments are different. See also C below.

Telematics services:

The telematics services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services that include among others, connected car, UBI (usage base insurance), personal advanced locater services and concierge services.

The Company provides Location based services in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

Telematics products:

The telematics product segment consists mainly of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.
B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2025
Revenues	264,559	94,464	359,023
Cost of product	-	(67,575)	(67,575)
Salaries	(100,037)	(16,908)	(116,945)
Other segment items (1)	(92,029)	(5,446)	(97,475)
Operating income	72,493	4,535	77,028
Assets	105,011	31,055	136,066
Goodwill	5,665	34,166	39,831
Expenditure for assets	14,629	253	14,882
Depreciation and amortization	12,838	949	13,787

Year ended December 31, 2024
Revenues	242,491	93,766	336,257
Cost of product	-	(67,533)	(67,533)
Salaries	(48,997)	(4,254)	(53,251)
Other segment items (1)	(124,328)	(19,976)	(144,304)
Operating income	69,166	2,003	71,169
Assets	88,453	26,621	115,074
Goodwill	33,931	5,394	39,325
Expenditure for assets	8,242	392	8,634
Depreciation and amortization	13,471	1,379	14,850

Year ended December 31, 2023
Revenues	234,541	85,437	319,978
Cost of product	-	(57,950)	(57,950)
Salaries	(47,033)	(5,461)	(52,494)
Other segment items (1)	(122,469)	(21,110)	(143,579)
Operating income	65,039	916	65,955
Assets	106,355	32,141	138,496
Goodwill	33,940	5,460	39,400
Expenditure for assets	8,837	488	9,325
Depreciation and amortization	13,346	1,433	14,779

(1)
Other segment items included in Segment operating income primarily include salaries, telematics services and products costs that cannot be directly allocated, research and development, Selling and marketing expenses and general and administrative expenses, etc.

C.	Information about reported segment profit or loss and assets:

The Company's country managers and Deputy CEO's are reporting to the company's CODMs. The CODMs evaluate the segment’s operating performance and allocate resources for each of the two reportable segments based on operating profit. The CODMs use segment operating income in the forecasting process. The CODMs consider forecast to-actual variances for operating income for evaluating the performance of each segment and making decisions about allocating capital and other resources to each segment. The measure of segment assets is reported on the consolidated balance sheets as total assets. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated at the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023

Total revenues of reportable segment and consolidated revenues	359,023	336,257	319,978

Operating income
Total operating income for reportable segments	77,028	71,169	65,955
Unallocated amounts:
Financing income, net	(1,854)	80	(1,552)
Other expenses, net	(272)	-	2
Consolidated income before taxes on income	74,902	71,249	64,405

Assets
Total assets for reportable segments (*)	175,897	154,399	177,896
Other unallocated amounts:
Current assets	151,318	123,012	91,263
Investments in affiliated and other companies	2,059	2,010	2,927
Property and equipment, net	16,655	13,825	14,620
Other unallocated amounts	40,285	33,632	31,982
Consolidated total assets (at year end)	386,214	326,878	318,688

Other significant items
Total expenditure for assets of reportable segments	14,882	8,634	9,325
Unallocated amounts	6,894	4,998	4,918
Consolidated total expenditures for assets	21,776	13,632	14,243

Total depreciation, amortization and impairment for reportable segments	13,787	14,850	14,779
Unallocated amounts	5,383	5,233	6,289
Consolidated total depreciation, amortization and impairment	19,170	20,083	21,068

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2025	2024	2023

Israel	196,107	175,208	154,175
Brazil	82,196	83,452	85,622
Others	80,720	77,597	80,181
Total	359,023	336,257	319,978

	Property and equipment, net
	December 31,
(in thousands)	2025	2024	2023

Israel	14,405	12,345	12,687
Brazil	16,609	13,027	20,644
Others	8,372	7,708	8,624
Total	39,386	33,080	41,955

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2023, 2024 and 2025 there were no sales exceeding 10% of total revenues to none of the Company customers.

G.	Major product lines and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2024 and 2025:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2024			Year ended December 31, 2025
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	91,817	91,817	-	92,312	92,312
Over a period of time	242,491	1,949	244,440	264,559	2,152	266,711
	242,491	93,766	336,257	264,559	94,464	359,023

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the year ended December 31, 2023:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2023
	Telematics services	Telematics products	Total
At a point of time	-	83,626	83,626
Over a period of time	234,541	1,811	236,352
	234,541	85,437	319,978